LORD ABBETT SERIES FUND, INC.

90 Hudson Street

Jersey City, New Jersey 07302-3973

October 1, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Series Fund, Inc. (the “Registrant”)
1933 Act File No. 033-31072
1940 Act File No. 811-05876

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 39 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on September 25, 2012.

Please contact the undersigned at (201) 827-2577 if you have any questions or comments.

Sincerely,

/s/ Judy Krebs

Judy Krebs

Paralegal

Lord, Abbett & Co. LLC